REVENUES	3 Months Ended
Mar. 31, 2026
Segments, Geographical Areas [Abstract]
REVENUES
NOTE 7 -	REVENUES

Total revenues - by geographical location were attributed according to customer residential country as follows:

	Three Months Ended March 31,
	2026	2025
Sale of Products
United States	$9,595	$7,981
Europe	794	836
Israel	1,503	1,770
Other	2,014	2,137
	$13,906	$12,724

	Three Months Ended March 31,
	2026	2025
Sale of Services
United States	$16,881	$19,719
Europe	4,347	4,183
Israel	1,810	1,604
Other	4,203	3,912
	$27,241	$29,418

Total long-lived assets - by geographical location were as follows:

	March 31,	December 31,
	2026	2025
United States	$37,458	$37,790
Israel	15,188	14,939
Total	$52,646	$52,729

Contract liabilities:

Contract liabilities primarily included advance payments from customers expected to be recognized within a year. For the three months ended March 31, 2026 and 2025, $831 and $1,692, respectively, of the recognized revenue was included in deferred revenue at the beginning of the periods.